LSA VARIABLE SERIES TRUST
                                 (the "Trust")

                   Supplement to Prospectus Dated May 1, 2003

The Board of Trustees of LSA Variable Series Trust (the "Board") recently approved reorganizations (the "Reorganizations") of each series of the Trust (the "Funds") into comparable acquiring funds as follows:

CURRENT FUND                                                            PROPOSED ACQUIRING FUND
LSA Basic Value Fund                                                 AIM V.I. Basic Value Fund
        SUBADVISED BY AIM CAPITAL MANAGEMENT, INC.
LSA Capital Appreciation Fund                                        Janus Aspen Capital Appreciation Portfolio
        SUBADVISED BY JANUS CAPITAL MANAGEMENT LLC
LSA Value Equity Fund                                                Salomon Brothers Variable Investors Fund
        SUBADVISED BY SALOMON BROTHERS ASSET
        MANAGEMENT INC.
LSA Balanced Fund                                                    OpCap Balanced Portfolio
        SUBADVISED BY OPCAP ADVISORS
LSA Equity Growth Fund                                               Van Kampen UIF Equity Growth Portfolio
        SUBADVISED BY VAN KAMPEN
LSA Capital Growth Fund                                              Van Kampen UIF Equity Growth Portfolio
        SUBADVISED BY GOLDMAN SACHS ASSET
        MANAGEMENT, L.P.
LSA Blue Chip Fund                                                   Van Kampen UIF Equity Growth Portfolio
        SUBADVISED BY A I MM CAPITAL MANAGEMENT, INC.
LSA Mid Cap Value Fund                                               Van Kampen UIF U.S. Mid Cap Value
       SUBADVISED BY VAN KAMPEN ASSET                                Portfolio
       MANAGEMENT INC.
LSA Diversified Mid-Cap Fund                                         Van Kampen UIF U.S. Mid Cap Value Portfolio
        SUBADVISED BY FIDELITY MANAGEMETN &
        RESEARCH COMPANY
LSA Aggressive Growth Fund                                           Van Kampen LIT Aggressive Growth Portfolio
        SUBADVISED BY VAN KAMPEN ASSET
        MANAGEMENT INC.
LSA Emerging Growth Equity Fund                                      Van Kampen LIT Aggressive Growth Portfolio
        SUBADVISED BY RS INVESTMENT MANAGEMENT,
        L.P.

The Reorganizations will be consummated only if, among other things, they are approved by shareholders of the Funds. Special shareholder meetings (the "Meetings") will be held and contract owners will be given the opportunity to provide voting instructions on the Reorganizations at that time. In connection with the Meetings, the Funds will deliver to contract owners Proxy Statements/Prospectuses describing in detail the Reorganizations and the Board's considerations in recommending that contract owners approve the Reorganizations.

If the Reorganizations are approved at the Meetings and certain other conditions are satisfied, the Reorganizations are expected to become effective on or about April 30, 2004. If the Reorganizations are approved, Fund transactions may be restricted prior to the day on which the Reorganizations occur.




December 3, 2003